Appendix IV: Financial Instruments - Derivative Financial Instruments Receivable / Payable (Details) € in Millions	Dec. 31, 2020 EUR (€)
Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ (602)
Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	90
Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	140
Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	46
Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(8)
Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(43)
Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(827)
Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(136)
Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(134)
Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3)
Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1
Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	7
BRL | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	7
BRL | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	149
BRL | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	149
BRL | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(223)
BRL | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(223)
BRL | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,610)
BRL | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,610)
BRL | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	395
CLP | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	40
CLP | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	275
CLP | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	80
CLP | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1
CLP | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1
CLP | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,016)
CLP | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(114)
CLP | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(551)
CLP | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(351)
CLP | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(580)
CLP | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(554)
CLP | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(26)
CLP | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	412
COP | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	412
COP | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(447)
COP | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(447)
COP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,008)
COP | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(993)
COP | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(15)
COP | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	65
CZK | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	65
CZK | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	909
EUR | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	909
EUR | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	14,223
EUR | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	14,223
EUR | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(14,914)
EUR | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3,144)
EUR | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(875)
EUR | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(668)
EUR | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(80)
EUR | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(46)
EUR | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(10,101)
EUR | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,229)
EUR | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,229)
EUR | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,002
GBP | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	557
GBP | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	445
GBP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	528
GBP | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	528
GBP | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(8,521)
GBP | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(8,521)
GBP | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	119
JPY | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	119
JPY | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	242
MXN | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	25
MXN | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	25
MXN | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	25
MXN | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	25
MXN | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	25
MXN | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	117
MXN | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(242)
MXN | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(25)
MXN | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(25)
MXN | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(25)
MXN | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(25)
MXN | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(25)
MXN | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(117)
MXN | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(154)
MXN | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(151)
MXN | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3)
MXN | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	14
PEN | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	14
PEN | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1
PEN | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1
PEN | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(223)
PEN | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(223)
PEN | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	200
UFC | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	200
UFC | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(100)
UFC | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(100)
UFC | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	14,373
USD | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	3,253
USD | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,003
USD | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	885
USD | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	72
USD | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	450
USD | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	8,710
USD | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2,605
USD | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2,563
USD | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	41
USD | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1
USD | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,047)
USD | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(638)
USD | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(408)
USD | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1)
USD | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3,799)
USD | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3,799)
USD | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	355
UDI | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	37
UDI | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	37
UDI | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	37
UDI | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	37
UDI | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	37
UDI | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	170
UDI | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(355)
UDI | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(37)
UDI | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(37)
UDI | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(37)
UDI | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(37)
UDI | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(37)
UDI | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(170)
CHF | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	139
CHF | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	139
CHF | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(9)
UYU | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(9)
UYU | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 0